Expense Example - AMG Renaissance Large Cap Growth Fund	Apr. 24, 2021 USD ($)
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,031
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,137
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	$ 1,426